Financial instruments risk (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments risk [Abstract]
Monetary Assets and Liabilities Denominated in Foreign Currencies
As of December 31, 2020 and 2019, the Company held monetary assets and liabilities denominated in foreign currencies other than the Mexican peso, translated at the corresponding interbank exchange rate as related to the Mexican peso, as follows:

	2020		2019
	US dollar	Other currencies	US dollar	Other currencies
Assets	$309,657	$932	$547,320	$1,093
Liabilities	(480,253)	(1,372)	(1,042,661)	(1,641)
	$(170,596)	$(440)	$(495,341)	$(548)

Sensitivity analysis [Abstract]
Expected Credit Loss for Trade Accounts Receivable
Pursuant to the foregoing, the expected credit loss for trade accounts receivable as of December 31, 2020 and 2019 was determined as follows:

	Trade accounts receivable days in arrears
	Current	More than 30 days	More than 60 days	More than 90 days	Total
As of December 31, 2020
Expected credit loss rate	0.0%	0.0%	0.0%	32.7%	-
Gross carrying value	$77,030	$5,875	$4,290	$64,841	$152,036
Expected credit losses during the lifetime				21,218	21,218

As of December 31, 2019
Expected credit loss rate	0.0%	0.0%	2.3%	27.4%	-
Gross carrying value	$214,850	$18,398	$7,976	$51,748	$292,972
Expected credit losses during the lifetime			185	14,200	14,385

Contractual Maturities of Financial Liabilities
As of December 31, 2020, and 2019, the financial liabilities of Grupo TMM have contractual maturities (including interest payments as applicable) are summarized as follows:

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
At December 31, 2020
Trade payables	$228,959	$-	$-	$-
Accounts payable and accrued expenses	-	525,108	23,522	-
Leasing liabilities	29,465	28,780	193,811	103,457
Financial debt	52,125	76,960	48,227	5,417
	$310,549	$630,848	$265,560	$108,874

	Current		Non-Current
	In 6 months	6 to 12 Months	1 to 4 years	More than 4 Years
At December 31, 2019
Trade payables	$-	$262,159	$-	$-
Accounts payable and accrued expenses	-	499,529	46,742	-
Leasing liabilities	34,908	25,670	130,238	396,543
Financial debt	55,139	84,050	113,288	5,449
	$90,047	$871,408	$290,268	$401,992

Currency Risk [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
If the peso had strengthened or weakened against the USD by 11.64% for 2020 and 22.10% for 2019, this would have had the following impact on the monetary position:

	2020		2019
	11.64% Increase in the exchange rate	11.64% Decrease in the exchange rate	22.10% Increase in the exchange rate	22.10% Decrease in the exchange rate
Assets in US dollars	$36,030	$(36,030)	$120,944	$(120,944)
Assets in other currencies	108	(108)	242	(242)
Liabilities in US dollars	(55,880)	55,880	(230,401)	230,401
Liabilities in other currencies	(160)	160	(363)	363
	$(19,902)	$19,902	$(109,578)	$109,578

Interest Rate Risks [Member]
Sensitivity analysis [Abstract]
Sensitivity Analysis
The calculations are based on a variance in the average market interest rate for each period and the financial instruments on the reporting date that are sensitive to variances in the interest rates. The rest of the variables remain constant.

	2020		2019
	+8.24% Variance	-8.24% Variance	+7.05% Variance	-7.05% Variance
Profit or loss for the year	$(1,140)	$1,140	$(1,698)	$1,698